Accrued Liabilities (Other Accured Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Advances	$ 882	$ 500
Board compensation		413
Other accrued expenses	54	168
Accrued Liabilities	$ 936	$ 1,081